FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2018
FINANCIAL INSTRUMENTS
Financial instruments

NOTE 21 – FINANCIAL INSTRUMENTS

a) Categories of financial assets and financial liabilities

The following tables set out, for financial assets and liabilities as of December 31, 2018 and 2017, the supplementary disclosures on financial instruments required by IFRS 7 and the detail of gains and losses established by IFRS 9.

		Fair value
			accounted
		accounted	through other
	Amortized	through profit	comprehensive
As of December 31, 2018	cost	or loss	Income	Total
Assets
Cash and cash equivalents (1)	6,831	60	—	6,891
Investments	5,269	729	—	5,998
Trade receivables	17,476	—	—	17,476
Other receivables (2)	1,302	657	138	2,097
Total	30,878	1,446	138	32,462

Liabilities
Trade payables	23,424	—	—	23,424
Financial debt	79,312	—	—	79,312
Salaries and social security payables	6,294	—	—	6,294
Other liabilities and dividends payables (2)	348	—	—	348
Total	109,378	—	—	109,378

(1)	Includes 1,878 as of December 31, 2018, corresponding to Cash and banks, which were measured as financial assets at amortized cost by the Company.
(2)	Only includes financial assets and liabilities according to the scope of IFRS 7.

		Fair value
			accounted
		accounted	through other
	Amortized	through profit	comprehensive
As of December 31, 2017	cost	or loss	Income	Total
Assets
Cash and cash equivalents (1)	5,153	1,364	—	6,517
Investments	3	159	—	162
Trade receivables	2,588	—	—	2,588
Other receivables (2)	428	—	—	428
Total	8,172	1,523	—	9,695

Liabilities
Trade payables	5,737	—	—	5,737
Financial debt	16,009	—	—	16,009
Salaries and social security payables	2,585	—	—	2,585
Other liabilities (2)	6,026	—	—	6,026
Total	30,357	—	—	30,357

(1)	Includes 5,120 as of December 31, 2017, corresponding to Cash and banks, which were measured as financial assets at amortized cost by the Company.
(2)	Only includes financial assets and liabilities according to the scope of IFRS 7.

Gains and losses by category – Year 2018

	Net gain/(loss)	Of which interest
Financial assets at amortized cost	7,544	1,863
Financial liabilities at amortized cost	(41,540)	(6,307)
Financial assets at fair value through profit or loss	2,237	1,019
Financial liabilities at fair value through profit or loss	(229)	—
Total	(31,988)	(3,425)

Gains and losses by category – Year 2017

	Net gain/(loss)	Of which interest
Financial assets at amortized cost	(285)	201
Financial liabilities at amortized cost	(1,229)	(2,185)
Financial assets at fair value through profit or loss	265	—
Total	(1,249)	(1,984)

a) Fair value hierarchy and other disclosures

IFRS 7 establishes a hierarchy of fair value, based on the information used to measure the financial assets and liabilities and also establishes different valuation techniques. According to IFRS 7, valuation techniques used to measure fair value shall maximize the use of observable inputs.

The measurement at fair value of the financial instruments of Telecom are classified according to the three levels set out in IFRS 7:

-Level 1: Fair value determined by quoted prices (unadjusted) in active markets for identical assets or liabilities.

-Level 2: Fair value determined based on inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (e.g. as prices) or indirectly (e.g. derived from prices).

-Level 3: Fair value determined by unobservable inputs where the reporting entity is required to develop its own assumptions.

Financial assets and liabilities recognized at fair value as of September 30, 2018 and 2017, their inputs, valuation techniques and the level of hierarchy are listed below:

Mutual Funds: These investments are included in Cash and cash equivalents and Investments. Telecom and its subsidiaries have other short-term investments amounting to $62 and $1,463 as of December 31, 2018 and 2017, respectively. The fair value is based on information obtained from active markets and corresponds to quoted market prices as of year-end; therefore, its valuation is classified as Level 1.

Government bonds: These bonds are included in “Investments” in the consolidated statement of financial position. As of December 31, 2018 and 2017 Telecom and its subsidiaries have Government bonds in an amount of $727 and $50, respectively. The fair value was determined using information from active markets, valuing each bond to its closing year market value, so, its valuation qualifies as Level 1.

Other investments: These investments are included in Cash and Cash equivalents. The Company has other investments at fair value in an amount of $10 as of December 31, 2017. Fair Value was determined using information from active markets, valuing each investment to its closing year market value, so, its valuation qualifies as Level 1.

Derivative financial instruments (Forward contracts to purchase US dollars at fixed exchange rates): The fair value of Telecom's and its subsidiaries NDF contracts, disclosed in the chapter “Hedge Accounting” was determined by information obtained in the most representative financial institutions in Argentina, the derivative financial instruments’ valuation was classified as Level 2.

During the years ended December 31, 2018 and 2017, there were no transfers between Levels of the fair value hierarchy.

According to IFRS 7, it is also required to disclose fair value information about financial instruments whether or not recognized at fair value in the balance sheet, for which it is practicable to estimate fair value. The financial instruments which are discussed in this section include, among others, cash and cash equivalents, investments at amortized cost, accounts receivable, accounts payable and other instruments.

Derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in an immediate sale of the instrument. Also, because of differences in methodologies and assumptions used to estimate fair value, the Company’s fair values should not be compared to those of other companies.

The methods and assumptions used to estimate the fair values of each class of financial instrument falling under the scope of IFRS 7 as of December 31, 2018 and 2017 are as follows:

Cash and banks

Carrying amounts approximate its fair value.

Time deposits and Other investments at amortized cost (included in Cash and cash equivalents)

Telecom and its subsidiaries consider as cash and cash equivalents all short-term and highly liquid investments that are readily convertible to known amounts of cash, subject to an insignificant risk of changes in value and their original maturity or the remaining maturity at the date of purchase does not exceed 3 months. The carrying amount reported in the statement of financial position approximates fair value.

Current and non-current Investments valued at amortized cost

As of December 31, 2018, fair value of investments valued at amortized cost amounts to $4,310 and its carrying value amounts to $5,183. As of December 31, 2017 fair value of those investments approximates fair value.

Trade receivables

Carrying amounts are considered to approximate fair value due to the short term nature of these accounts receivables. Noncurrent trade receivables have been recognized at their amortization cost, using the effective interest method and are not significant. All amounts that are assumed to be uncollectible within a reasonable period are written off and/or reserved.

Trade payables

The carrying amount of accounts payable reported in the consolidated statement of financial position approximates its fair value due to the short term nature of these accounts payable. Noncurrent trade payables have been discounted.

Financial Debt

As of December 31, 2018, loans’ fair value amounts to $78,787 and its carrying value amounts to $79,312. As of December 31, 2017 loans’ fair value amounts to $11,459 ( $16,918 restated for comparative purposes), and its carrying value amounts to $10,844 ( $16,010 restated for comparative purposes).

Salaries and social security payables

The carrying amount of Salaries and social security payables, reported in the consolidated statement of financial position approximates its fair value.

Other receivables, net (except for NDF) and other liabilities

The carrying amount of other receivables, net and other liabilities reported in the consolidated statement of financial position approximates its fair value.

b) Hedge accounting

Telecom and its subsidiaries believe that a hedging relationship qualifies for hedge accounting if all of the following conditions established by the IFRS 9 are met:

a)The hedging relationship consists only of eligible hedging instruments and hedged items;

b)At the beginning of the hedge relationship, there is a formal designation and documentation of the hedging relationship and objective and strategy for risk management of the Company and its subsidiaries for undertaking the hedge. That documentation shall include identification of the hedging instrument, the hedged item, the nature of the risk being hedged and how the entity assesses whether the hedging relationship meets the requirements of hedge effectiveness (including analysis of sources of hedge ineffectiveness and how to determine the hedge ratio); and

c)The hedging relationship satisfies the following requirements of hedge effectiveness:

(i)the economic relationship between the hedged item and the hedging instrument;

(ii)the effect of credit risk is not predominant in respect of changes of value coming from this economic relationship, and

(iii)the coverage ratio of the hedging relationship is the same as the one provided by the amount of the hedged item that really covers the entity and the amount of the hedging instrument that the entity actually uses to cover that amount of the hedged item.

During years 2017 and 2018

•LIBOR Hedges

During year ended December 31, 2017, Telecom Argentina entered into several NDF agreements to hedge the fluctuation of LIBOR from the IFC loan amounting to US$400 million. The agreements effective from March 15, 2017 hedge an amount if US$300 million, while those effective from September 15, 2017 hedge the outstanding US$ 100 million. Such NDF allow fixing the variable rate all along the loan term in a range between 2.087% and 2.4525% nominal annual rate (resulting in a weight average of 2.2258%).

As of December 31, 2018, Telecom recognized a receivable of $137, which is included in other receivables ($98 current and $39 non-current). Additionally, during the year ended December 31, 2018, Telecom recognizes gains of $3 related to those contracts that are included in Debt financial expenses – Interests on debts in Financial results.

During year ended December 31, 2017, Telecom Argentina entered into several NDF agreements to hedge the fluctuation of LIBOR from the International Finance Corporation loan amounting to US$100 million. The agreements hedge an amount of US$40 million and were agreed in two tranches of US$20 million each one, both of them starting on March 15, 2018 and fixing the variable rate all along the term of the loan to 2.1325% and 2.085% nominal annual rate, respectively.

As of December 31, 2018, Telecom recognized a receivable of $18, which is included in other receivables ( $12 current and $6 non-current). Additionally, during the year ended December 31, 2018, Telecom recognizes gains of $4 related to those contracts, that are included in Debt financial expenses – Interests on debts in Financial results.

•Exchange rate Hedges

During year ended December 31, 2017, Telecom Argentina entered into several NDF agreements to hedge the fluctuation of the exchange rate from the International Finance Corporation loan amounting to US$53.5 million fixing the average exchange rate in 18.30 Argentine pesos/US$, expiring between February and April 2018. During first half of 2018, some NDF agreements expire, recognizing a gain of $77 including in Other Financial results, net – Other Foreign currency exchange gains (losses).

During year ended December 31, 2018, Telecom Argentina entered into several NDF agreements to hedge the fluctuation of the exchange rate from its loan portfolio (International Finance Corporation, Syndicated, Deustche Bank and Notes Series IV) amounting to US$306 million fixing the average exchange rate in 36.58 Argentine pesos/US$, expiring between June 2018 and May 2019. During 2018, Telecom recognized gains related to these agreements of $1,039 that are included in Foreign currency exchange gains in Financial Results, net. As of December 31, 2018, Telecom maintains NDF agreements for a total of US$166 million for those that has recognized a receivable of $640, which is included in Other receivables current and a liability of $100 which is included in Financial Debt current.

On the other hand, during 2017, Telecom Argentina entered into agreements (NDF) to hedge exchange rate fluctuations of certain commercial obligations for an amount of US $6.3 million, with an average exchange rate of 18.94 Argentine pesos/US$, maturing in March and August 2018. For such agreements, Telecom has recognized gains of $22 that are included in Other Financial results, net – Other Foreign currency exchange gains (losses).

In 2018, Telecom Argentina entered into several NDF agreements to hedge the fluctuation of the exchange rate of certain commercial obligations for an amount of US$118 million fixing the average exchange rate in 39.33 Argentine pesos/US$ expiring between August and October 2018. For these NDF agreements has recognized losses of $152 that are included in Other Financial results, net – Other Foreign currency exchange gains (losses).

Offsetting of financial assets and financial liabilities

The information required by the amendment to IFRS 7 as of December 31, 2018 of Telecom and its subsidiaries is as follows:

	As of December 31, 2018
		Other		Other
	Trade	receivables	Trade	liabilities
	receivables	(1)	payables	(1)
Current and noncurrent assets (liabilities) - Gross value	18,729	2,128	(24,665)	(379)
Offsetting	(1,251)	(31)	1,251	31
Current and noncurrent assets (liabilities) – Booked value	17,478	2,097	(23,414)	(348)

(1)Includes financial assets and financial liabilities according to IFRS 7.

As of December 31, 2017, Offsetting of financial assets and financial liabilities did not exist.

Telecom and its subsidiaries offset the financial assets and liabilities to the extent that such offsetting is provided by offsetting agreements and provided that Telecom has the intention to make such offsetting, in accordance with requirements established in IAS 32. The main financial assets and liabilities offset correspond to transactions with other national and foreign operators including interconnection, CPP and Roaming (being offsetting a standard practice in the telecommunications industry at the international level that Telecom applies regularly). Offsetting is also applied to transactions with agents.